DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - VIE Assets and Liabilities, Net Revenues, Net Loss and Cash Flows (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Net cash provided by financing activities	¥ 403,439	$ 56,823	¥ 188,212	¥ 827,516
ATA Intelligent Learning
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Net cash provided by financing activities	1,050,000		830,186	5,645,353
ATA Intelligent Learning | Eliminations
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Net cash provided by financing activities	¥ 1,050,000		¥ 830,186	¥ 5,645,353
ATA Intelligent Learning | Huanqiuyimeng | Eliminations
DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Percentage of equity interest	30.96%		30.96%
Equity interest investment	¥ 49,003,096		¥ 55,779,696